Document and Entity Information	Nov. 06, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2019
Entity Registrant Name	Adtalem Global Education Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13988
Entity Tax Identification Number	36-3150143
Entity Address, Address Line One	500 West Monroe
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	866
Local Phone Number	374-2678
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000730464
Title of 12(b) Security	Common Stock $0.01 Par Value
Trading Symbol	ATGE
Security Exchange Name	NYSE